Fair Value Financials Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Fair Value Financials Instruments

8. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company is required to disclose the fair value information about financial instruments, where it is practicable to estimate that value. Because assumptions used in these valuation techniques are inherently subjective in nature, the estimated fair values cannot always be substantiated by comparison to independent market quotes and, in many cases, the estimated fair values could not necessarily be realized in an immediate sale or settlement of the instrument.

The fair value estimates presented herein are based on relevant information available to management as of June 30, 2019 and December 31, 2018, respectively. Management is not aware of any factors that would significantly affect these estimated fair value amounts. As these reporting requirements exclude certain financial instruments and all non-financial instruments, the aggregate fair value amounts presented herein do not represent management’s estimate of the underlying value of the Company.

The estimated fair values of the Company’s financial instruments, none of which are held for trading purposes, are as follows:

	June 30, 2019		December 31, 2018
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Cash and equivalents	$ 1,141,413	$ 1,141,413	$ 2,183,441	$ 2,183,441
Accounts receivable	273,895	273,895	251,535	251,535
Interest receivable	197,021	197,021	184,869	184,869
Mortgage loans receivable	23,231,337	25,815,605	23,607,655	23,905,564
Bond portfolio	16,658,937	16,100,937	15,847,807	15,389,807
Secured investor certificates	26,502,480	34,788,901	29,386,000	34,099,540

8. FAIR VALUE OF FINANCIAL INSTRUMENTS

The Company is required to disclose the fair value information about financial instruments, where it is practicable to estimate that value. Because assumptions used in these valuation techniques are inherently subjective in nature, the estimated fair values cannot always be substantiated by comparison to independent market quotes and, in many cases, the estimated fair values could not necessarily be realized in an immediate sale or settlement of the instrument.

The fair value estimates presented herein are based on relevant information available to management as of December 31, 2018 and 2017, respectively. Management is not aware of any factors that would significantly affect these estimated fair value amounts. As these reporting requirements exclude certain financial instruments and all non-financial instruments, the aggregate fair value amounts presented herein do not represent management’s estimate of the underlying value of the Company.

The estimated fair values of the Company’s financial instruments, none of which are held for trading purposes, are as follows:

	December 31, 2018		December 31, 2017
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value

Cash and equivalents	$2,183,441	$2,183,441	$502,490	$502,490
Accounts receivable	251,535	251,535	260,785	260,785
Interest receivable	184,869	184,869	176,365	176,365
Mortgage loans receivable	23,607,655	23,905,564	24,158,787	25,353,731
Bond portfolio	15,847,807	15,389,807	14,687,775	14,687,775
Secured investor certificates	29,386,000	34,099,540	27,323,000	34,811,519

The following methods and assumptions were used by the Company to estimate the fair value of each class of financial instrument for which it is practicable to estimate that value:

Cash and equivalents

Due to their short-term nature, the carrying amount of cash and cash equivalents approximates fair value and represents a level 1 measurement.

Accounts receivable

Due to the short term nature, the carrying amount of accounts receivable approximates fair value and represents a level 1 measurement.

Interest receivable

Due to the short term nature, the carrying amount of interest receivable approximates fair value and represents a level 1 measurement.

Mortgage loans receivable

The fair value of the mortgage loans receivable is currently greater than the carrying value as the portfolio is currently yielding a higher rate than similar mortgages with similar terms for borrowers with similar credit quality. The credit markets in which the Company conducts business have experienced an increase in interest rates resulting in the fair value of the mortgage loans falling during the fiscal year ended December 31, 2018. The fair value of loans is considered a level 3 measurement.

Bond portfolio

We determine the fair value of the bond portfolio shown in the table above by comparing with similar instruments in inactive markets. The analysis reflects the contractual terms of the bonds, which are callable at par by the issuer at any time, and the anticipated cash flows of the bonds and uses observable and unobservable market-based inputs. Unobservable inputs include our internal credit rating and selection of similar bonds for valuation. The fair value of bonds is considered a level 3 measurement.

Secured investor certificates

The fair value of the secured investor certificates is currently greater than the carrying value due to higher interest rates than current market rates. The fair value of secured investor certificates is considered a level 3 measurement.